Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
37.	Related Party Transactions

(a)	Significant transactions between the controlling company and related companies for the years ended December 31, 2019, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,688	11,137	4,725	416,734	57	24,174
POSCO COATED & COLOR STEEL Co., Ltd.		468,070	2,014	95	—	20,298	724
POSCO ICT(*4)		2,924	4,994	—	344,977	34,638	181,128
eNtoB Corporation		15	60	304,846	64,845	126	25,754
POSCO CHEMICAL CO., LTD		389,731	35,592	522,493	17,549	315,530	4,561
POSCO ENERGY CO., LTD.		148,205	2,211	5,123	94	—	7,561
POSCO INTERNATIONAL Corporation		6,025,938	46,661	541,002	—	49,506	7,149
POSCO Thainox Public Company Limited		265,374	13,795	10,037	—	—	3
POSCO America Corporation		300,598	—	—	—	—	2,994
POSCO Canada Ltd.		1,067	1,833	306,552	—	—	—
POSCO Asia Co., Ltd.		1,781,841	1,352	390,056	1,338	1,574	7,561
Qingdao Pohang Stainless Steel Co., Ltd.		146,468	—	—	—	—	110
POSCO JAPAN Co., Ltd.		1,509,631	36	38,631	6,269	—	5,835
POSCO-VIETNAM Co., Ltd.		265,849	368	—	—	—	66
POSCO MEXICO S.A. DE C.V.		303,924	159	—	—	—	809
POSCO Maharashtra Steel Private Limited		644,652	311	—	—	—	800
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		121,633	27	2,189	—	—	—
POSCO VST CO., LTD.		299,307	—	—	—	—	114
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	154	694,600	—	—	—
Others		964,532	20,679	134,296	34,444	246,184	169,849

		13,646,447	141,383	2,954,645	886,250	667,913	439,192

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		1,364	86	2,882	306,927	15,089	30,317
SNNC		5,527	4,100	588,276	—	—	9
POSCO-SAMSUNG-Slovakia Processing Center		65,688	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	1,272,878	—	—	—
Others		16,084	112,390	76,427	—	—	85,167

		88,663	116,576	1,940,463	306,927	15,089	115,493

	￦	13,735,110	257,959	4,895,108	1,193,177	683,002	554,685

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2019, the company provided guarantees to related parties .
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

2)	For the year ended December 31, 2020

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,790	11,123	15	772,846	220	63,467
POSCO COATED & COLOR STEEL Co., Ltd.		418,619	1,820	—	—	28,523	639
POSCO ICT(*4)		2,747	4,996	—	374,914	41,384	181,554
eNtoB Corporation		15	60	214,750	34,217	76	25,870
POSCO CHEMICAL CO., LTD		258,154	34,944	456,780	23,003	304,135	4,816
POSCO ENERGY CO., LTD.		1,262	2,396	14,011	3	—	23,336
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)		381,591	—	—	—	32,325	1,500
POSCO INTERNATIONAL Corporation		5,644,017	56,322	342,520	—	11,371	4,375
POSCO Thainox Public Company Limited		311,924	137	2,538	—	—	—
POSCO Canada Ltd.		—	1,325	162,385	—	—	—
POSCO Asia Co., Ltd.		1,514,154	1,060	151,373	4,331	1,508	3,915
Qingdao Pohang Stainless Steel Co., Ltd.		145,006	66	—	—	—	305
POSCO JAPAN Co., Ltd.		1,076,987	—	37,210	5,277	—	6,225
POSCO-VIETNAM Co., Ltd.		253,060	605	—	—	—	96
POSCO MEXICO S.A. DE C.V.		168,188	403	—	—	—	2,000
POSCO Maharashtra Steel Private Limited		328,943	2,507	—	—	—	479
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		112,925	—	—	—	—	—
POSCO VST CO., LTD.		208,464	218	—	—	—	156
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	—	600,580	—	—	—
POSCO ASSAN TST STEEL INDUSTRY		264,786	948	2,314	—	—	18
Others		806,672	22,069	71,261	45,695	238,496	135,429

		11,904,304	140,999	2,055,737	1,260,286	658,038	454,180

Associates and joint ventures(*3)
SNNC		5,651	4,739	545,001	—	—	—
POSCO-SAMSUNG-Slovakia Processing Center		40,512	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	91,188	1,300,296	—	—	—
Others		34,620	69,151	64,861	84,839	4,086	44,068

		80,783	165,078	1,910,158	84,839	4,086	44,068

	￦	11,985,087	306,077	3,965,895	1,345,125	662,124	498,248

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2020, the company provided guarantees to related parties .
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

3)	For the year ended December 31, 2021

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	5,859	11,113	—	491,624	158	32,328
POSCO COATED & COLOR STEEL Co., Ltd.		695,451	2,602	—	—	39,014	627
POSCO ICT(*4)		1,605	4,996	—	324,275	46,037	181,221
eNtoB Corporation		14	—	381,633	65,254	115	25,242
POSCO CHEMICAL CO., LTD		318,808	31,917	462,013	14,358	298,431	3,724
POSCO ENERGY CO., LTD.		5,207	1,450	11,271	—	—	26,137
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)		807,925	—	—	—	45,758	914
POSCO INTERNATIONAL Corporation		9,750,636	54,331	1,299,561	—	988	8,968
POSCO Thainox Public Company Limited		309,295	—	—	—	—	69
POSCO Canada Ltd.		—	1,372	202,523	—	—	—
POSCO Asia Co., Ltd.		19,142	426	417	—	—	1,648
Qingdao Pohang Stainless Steel Co., Ltd.		188,470	8	—	—	—	83
POSCO JAPAN Co., Ltd.		1,613,634	1	27,937	1,726	—	4,894
POSCO-VIETNAM Co., Ltd.		441,758	975	—	—	—	46
POSCO MEXICO S.A. DE C.V.		460,773	548	—	—	—	1,494
POSCO Maharashtra Steel Private Limited		899,675	903	—	—	—	229
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		161,808	—	—	—	—	2
POSCO VST CO., LTD.		201,517	—	—	—	—	20
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	1,453	1,704,193	—	—	—
POSCO ASSAN TST STEEL INDUSTRY		278,749	734	8	—	—	24
Others		1,337,458	56,161	220,000	63,116	276,202	153,677

		17,497,784	168,990	4,309,556	960,353	706,703	441,347

Associates and joint ventures(*3)
SNNC		72,797	2,514	736,441	—	—	107
POSCO-SAMSUNG-Slovakia Processing Center		72,342	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	418,044	2,338,625	—	—	—
Others		37,410	63,298	107,637	—	—	49,741

		182,549	483,856	3,182,703	—	—	49,848

	￦	17,680,333	652,846	7,492,259	960,353	706,703	491,195

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2021, the company provided guarantees to related parties (Note 38) .
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.
(b)	The related account balances of receivables and payables resulting from significant transactions between the controlling company and related companies as of December 31, 2020 and 2021 are as follows:

1)	December 31, 2020

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,010	11	6,021	—	81,608	394	82,002
POSCO COATED & COLOR STEEL Co., Ltd.		63,520	—	63,520	—	180	3,709	3,889
POSCO ICT		245	1	246	2,820	118,720	31,411	152,951
eNtoB Corporation		—	—	—	1,361	35,846	18	37,225
POSCO CHEMICAL CO., LTD		19,406	3,434	22,840	13,066	55,515	18,531	87,112
POSCO ENERGY CO., LTD.		261	122	383	—	2,995	12,508	15,503
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)		72,009	—	72,009	—	2,352	4,175	6,527
POSCO INTERNATIONAL Corporation		534,531	—	534,531	2,713	—	—	2,713
POSCO Thainox Public Company Limited		39,920	—	39,920	—	—	—	—
Qingdao Pohang Stainless Steel Co., Ltd.		25,838	—	25,838	—	—	—	—
POSCO MEXICO S.A. DE C.V.		71,307	397	71,704	—	—	—	—
POSCO Maharashtra Steel Private Limited		173,285	2,006	175,291	—	—	—	—
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	13	13	42,596	—	—	42,596
POSCO ASSAN TST STEEL INDUSTRY		258,563	1,845	260,408	—	—	—	—
Others(*1)		467,135	29,002	496,137	2,926	30,691	82,716	116,333

		1,732,030	36,831	1,768,861	65,482	327,907	153,462	546,851

Associates and joint ventures
SNNC		106	228	334	33,380	—	—	33,380
Roy Hill Holdings Pty Ltd		—	52,076	52,076	201,924	—	—	201,924
Others		818	17,882	18,700	6,704	—	—	6,704

		924	70,186	71,110	242,008	—	—	242,008

	￦	1,732,954	107,017	1,839,971	307,490	327,907	153,462	788,859

(*1)
As of December 31, 2020, the Company has loans amounting to
￦
2,950 million granted to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company, and its loss allowance recognized is amounting to
￦
2,950 million.

2)	December 31, 2021

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	5,692	10	5,702	—	97,007	507	97,514
POSCO COATED & COLOR STEEL Co., Ltd.		95,001	—	95,001	—	154	5,082	5,236
POSCO ICT		221	3	224	3,736	155,064	27,562	186,362
eNtoB Corporation		—	—	—	1,683	23,851	—	25,534
POSCO CHEMICAL CO., LTD		35,895	3,664	39,559	12,969	57,498	17,990	88,457
POSCO ENERGY CO., LTD.		1,485	292	1,777	—	6,169	10,066	16,235
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)		133,608	—	133,608	71	2,232	5,104	7,407
POSCO INTERNATIONAL Corporation		1,279,463	4	1,279,467	4,831	483	502	5,816
POSCO Thainox Public Company Limited		54,804	—	54,804	—	—	—	—
Qingdao Pohang Stainless Steel Co., Ltd.		35,423	—	35,423	—	83	—	83
POSCO MEXICO S.A. DE C.V.		179,428	251	179,679	—	—	—	—
POSCO Maharashtra Steel Private Limited		530,693	1,048	531,741	—	—	—	—
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	14	14	169,565	90	—	169,655
POSCO ASSAN TST STEEL INDUSTRY		220,481	951	221,432	—	—	—	—
Others		368,252	21,761	390,013	22,583	48,274	84,778	155,635

		2,940,446	27,998	2,968,444	215,438	390,905	151,591	757,934

Associates and joint ventures
SNNC		420	65	485	52,396	—	—	52,396
Roy Hill Holdings Pty Ltd		—	34,356	34,356	436,774	—	—	436,774
FQM Australia Holdings Pty Ltd(*1)		—	181,122	181,122	—	—	—	—
Others		168,167	15,895	184,062	5,549	187	—	5,736

		168,587	231,438	400,025	494,719	187	—	494,906

	￦	3,109,033	259,436	3,368,469	710,157	391,092	151,591	1,252,840

(*1)	It includes ￦ 177,825 million in acquisition of First Quantum Minerals Ltd. loans under the agreement for the purpose of investing in nickel mines in Australia during the year ended December 31, 2021.

(c)	Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2019, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	15,637	—	39	14,778
New Songdo International City Development, LLC		33,885	44,131	—	36
SNNC		74,034	—	35,910	65,503
Chuncheon Energy Co., Ltd.		1,156	—	—	—
Noeul Green Energy Co., Ltd.		6,579	—	—	1,217
USS-POSCO Industries		4	—	1,835	—
CSP—Compania Siderurgica do Pecem		98,330	12,718	416,541	23,398
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		34,895	—	39,733	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		10	—	4,222	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		11,500	—	—	—
PT. Batutua Tembaga Raya		—	772	45,841	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,083	—	353	—
Sebang Steel		—	—	4,862	—
DMSA/AMSA		—	—	71,275	—
South-East Asia Gas Pipeline Company Ltd.		64	42,010	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		88,506	16,424	4,769	2,144
Samcheok BluePower Co.,Ltd		163,167	—	—	—
TK CHEMICAL CORPORATION		172,133	—	63,836	—
Others		252,125	53,596	31,460	28,039

	￦	982,108	169,651	720,676	135,115

2)	For the year ended December 31, 2020

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	2,558	—	5	—
New Songdo International City Development, LLC		125,909	26,451	—	137
SNNC		61,332	30	48,764	126,060
Chuncheon Energy Co., Ltd.		213	211	—	—
Noeul Green Energy Co., Ltd		6,059	—	—	829
CSP—Compania Siderurgica do Pecem		47,243	11,432	165,269	14,399
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		42,189	—	37,509	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	5,780	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		8,757	—	—	—
PT. Batutua Tembaga Raya		—	1,061	28,174	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		29,964	—	384	—
DMSA/AMSA		—	—	29,189	—
South-East Asia Gas Pipeline Company Ltd.		7	71,299	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		31,068	19,530	3,608	701
Samcheok Blue Power Co.,Ltd		220,372	—	—	—
TK CHEMICAL CORPORATION		104,749	—	26,863	—
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)		17,631	—	—	—
UITrans LRT Co., Ltd.		2,263	—	—	—
Roy Hill Holdings Pty Ltd		—	22,797	—	—
Others		162,257	49,158	49,315	37,582

	￦	862,571	201,969	394,860	179,859

3)	For the year ended December 31, 2021

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	286,731	266	—	165
SNNC		75,129	743	19,720	40,090
Noeul Green Energy Co., Ltd.		6,127	—	—	1,896
CSP—Compania Siderurgica do Pecem		4,660	—	96,179	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,323	—	33,316	5,686
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		14,673	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		39,887	—	164	—
DMSA/AMSA		—	—	9,875	—
South-East Asia Gas Pipeline Company Ltd.		—	35,392	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		65,746	10	4,347	180
Samcheok BluePower Co.,Ltd		263,730	405	—	4
TK CHEMICAL CORPORATION		14,906	—	2,292	—
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)		62,829	—	—	—
UITrans LRT Co., Ltd.		10,736	—	—	—
Roy Hill Holdings Pty Ltd		—	104,903	—	—
Others		184,606	64,480	31,379	18,505

	￦	1,076,083	206,199	197,272	66,526

(d)
The related account balances of receivables and payables resulting from significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2020 and December 31, 2021 are as follows:

1)	December 31, 2020

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	23,866	—	20,592	44,458	—	3	3
Chuncheon Energy Co., Ltd.		—	—	—	—	444	—	444
Samcheok Blue Power Co., Ltd.		92,715	—	—	92,715	—	40,536	40,536
Nickel Mining Company SAS		—	62,420	143	62,563	—	—	—
CSP—Compania Siderurgica do Pecem		19,704	—	—	19,704	—	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		6,534	—	—	6,534	1,023	150	1,173
PT. Batutua Tembaga Raya		—	35,355	—	35,355	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		13,889	—	—	13,889	193	—	193
South-East Asia Gas Pipeline Company Ltd.		—	91,003	—	91,003	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		2,799	—	—	2,799	783	—	783
TK CHEMICAL CORPORATION		21,916	—	—	21,916	429	—	429
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)		6,299	—	—	6,299	—	—	—
UITrans LRT Co., Ltd.		6,908	23,452	102	30,462	—	—	—
Others		65,545	143,120	110,981	319,646	7,035	11,446	18,481

	￦	260,175	355,350	131,818	747,343	9,907	52,135	62,042

(*1)	As of December 31, 2020, the Company recognizes bad debt allowance for receivables amounting to ￦ 133,997 million.

2)	December 31, 2021

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC		49,748	—	16,261	66,009	—	—	—
Chuncheon Energy Co., Ltd.		—	—	—	—	257	—	257
Samcheok Blue Power Co., Ltd.		120,672	—	—	120,672	—	23,683	23,683
Nickel Mining Company SAS		—	62,611	477	63,088	—	—	—
CSP—Compania Siderurgica do Pecem		—	—	—	—	3,144	—	3,144
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		9,108	—	—	9,108	4,393	—	4,393
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		19,271	—	—	19,271	—	18	18
South-East Asia Gas Pipeline Company Ltd.		—	47,423	—	47,423	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		8,183	—	—	8,183	1,083	—	1,083
Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)		14,162	—	—	14,162	—	—	—
UITrans LRT Co., Ltd.		7,048	29,099	—	36,147	—	—	—
Others		38,962	179,036	114,775	332,773	240	31,047	31,287

	￦	267,154	318,169	131,513	716,836	9,117	54,748	63,865

(*1)	As of December 31, 2021, the Company recognizes bad-debt allowance for receivables amounting to ￦ 114,315 million.
(e)	Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2020 and 2021 were as follows:

1)	December 31, 2020

(in millions of Won)	Beginning		Lend	Collect	Others(*2)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	10,579	12,873	—	—	23,452
DMSA/AMSA(*1)		57,999	—	—	(57,999)	—
South-East Asia Gas Pipeline Company Ltd.		147,367	—	(47,539)	(8,825)	91,003
PT. Batutua Tembaga Raya		36,291	—	—	(936)	35,355
PT. Tanggamus Electric Power		4,580	—	—	(276)	4,304
PT. Wampu Electric Power		5,519	—	—	(333)	5,186
PT. POSMI Steel Indonesia		2,316	—	—	(140)	2,176
Nickel Mining Company SAS		60,516	—	—	1,904	62,420
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,947	—	(1,239)	(268)	5,440
POS-SeaAH Steel Wire (Thailand) Co., Ltd.		6,947	—	—	(419)	6,528
AMCI (WA) PTY LTD		78,553	5,550	—	(812)	83,291
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,789	—	—	(349)	5,440
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		9,262	—	—	(558)	8,704
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
Chun-cheon Energy Co., Ltd.		8,234	—	(8,234)	—	—
POS-AUSTEM Suzhou Automotive Co., Ltd		5,789	11,805	—	(1,274)	16,320
CAML RESOURCES PTY LTD		—	3,219	—	93	3,312
Shinahn wind power generation		—	37	—	—	37

	￦	449,070	33,484	(57,012)	(70,192)	355,350

(*1)	During the year ended December 31, 2020, loans amounting to ￦ 60,278 million have been converted to shares of DMSA/AMSA, which is presented in others.
(*2)	Includes adjustments of foreign currency translation differences and others.

2)	December 31, 2021

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	23,452	5,682	—	(35)	29,099
South-East Asia Gas Pipeline Company Ltd.		91,003	—	(49,928)	6,348	47,423
PT. Batutua Tembaga Raya(*2)		35,355	—	—	(35,355)	—
PT. Tanggamus Electric Power		4,304	—	—	386	4,690
PT. Wampu Electric Power		5,186	—	—	465	5,651
PT. POSMI Steel Indonesia		2,176	—	—	195	2,371
Nickel Mining Company SAS		62,420	—	—	191	62,611
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		5,440	—	—	(698)	4,742
POS-SeaAH Steel Wire (Thailand) Co., Ltd.		6,528	—	—	585	7,113
AMCI (WA) PTY LTD		83,291	6,154	—	2,220	91,665
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,440	—	—	488	5,928
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		8,704	—	—	780	9,484
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		16,320	—	—	1,463	17,783
CAML RESOURCES PTY LTD		3,312	—	(3,312)	—	—
Shinahn wind power generation(*3)		37	60	—	(97)	—
FQM Australia Holdings Pty Ltd		—	27,242	—	(15)	27,227

	￦	355,350	39,138	(53,240)	(23,079)	318,169

(*1)	Includes adjustments of foreign currency translation differences and others.
(*2)
PT. Batutua Tembaga Raya was excluded from the association due to the sale of its shares during the years ended December 31, 2021. Meanwhile, the uncollected loan was offset and written off from the loan loss provisions set in the previous period, and these effects are included in Others.

(*3)	Shinahn wind power generation was excluded from the association due to the sale of its shares during the years period ended December 31, 2021.

(f)	For the years ended December 31, 2019, 2020 and 2021, details of compensation to key management officers were as follows:

(in millions of Won)	2019		2020	2021
Short-term benefits	￦	119,658	109,546	111,900
Long-term benefits		13,562	15,288	18,115
Retirement benefits		21,231	16,238	22,239

	￦	154,451	141,072	152,254

Key management officers include directors (including
non-standing
directors), executive officers and fellow officers who have significant influences and responsibilities in the Company’s business and operations.